INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) Lease	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Lease	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Lease
INVESTMENT IN FINANCE LEASE [Abstract]
Number of leases recorded as investment in finance lease | Lease	1		1
Number of leases recorded as investment in finance lease | Lease					1
Implicit interest rate			5.00%
Implicit interest rate					5.00%
Finance lease revenue	$ 153		$ 469
Finance lease revenue		$ 167		$ 512
Net Investment in Finance Lease [Abstract]
Total minimum lease payments receivable	10,050		10,050
Estimated unguaranteed residual value of leased asset	4,227		4,227
Unearned finance income	(2,336)		(2,336)
Net Investment in Finance Lease	11,941		11,941
Total minimum lease payments receivable					$ 11,400
Estimated unguaranteed residual value of leased asset					4,227
Unearned finance income					(2,805)
Net Investment in Finance Lease	11,941		11,941		12,822
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
October 1 through December 31, 2019	450		450
2020	1,800		1,800
2021	1,800		1,800
2022	1,800		1,800
2023	1,800		1,800
2024	1,800		1,800
Thereafter	600		600
Future minimum rental payments under finance lease	$ 10,050		$ 10,050
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
2019					1,800
2020					1,800
2021					1,800
2022					1,800
2023					1,800
Thereafter					2,400
Future minimum rental payments under finance lease					$ 11,400